Submission	Jul. 22, 2025
Submission [Line Items]
Central Index Key	0002033738
Registrant Name	GATES GROUP INC.
Registration File Number	333-283546
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES